Bank Borrowings (Details) - Schedule of Loan Type in Terms of Currency - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Loan Type In Terms of Currency [Abstract]
Carrying value	$ 5,582,665	$ 13,405,816
Within 1 year or on demand	5,582,665	13,405,816
2025
2026
2027
Thereafter